Reconciliation between Income Tax Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Computed statutory tax expense	$ 122,623	$ 102,522	$ 93,128
Foreign inflation adjustments	(1,295)	641	67
State and local income taxes, net of federal income tax impact	9,640	4,634	858
Foreign losses not benefited and other changes in valuation allowance	(2,408)	(275)	(2,052)
Foreign tax rate differential	(2,660)	(2,125)	(336)
Foreign dividends		1,083	3,294
Sale of Mexican subsidiaries and related changes in intangible assets		(10,065)	21,406
Changes in uncertain tax positions	3,717	(1,540)	(2,024)
Other - net	343	2,275	(181)
Income taxes	$ 129,960	$ 97,150	$ 114,160